Long-term payable	12 Months Ended
Dec. 31, 2014
Long-term payable
Long-term payable

(13)Long-term payable

In November 2012, a third party contributed RMB 100,000 to Yingli Hainan to acquire 5.825% equity interest of Yingli Hainan. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years.  In December 2013, another third party contributed RMB 100,000 to Yingli Hainan to acquire 5.50% equity interest of Yingli Hainan. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to purchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years.  Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest in the amount of nil and RMB 107,790(US$17,373) have been recorded in “other current liabilities” and RMB 207,067 and RMB 110,458 (US$17,803) have been recorded in “other non-current liabilities” in the consolidated balance sheet as of December 31, 2013 and 2014, respectively.